REVENUE AND SEGMENT INFORMATION - Geographical information of the operating segments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of geographical areas [line items]
Non-current assets (excluding financial assets and deferred tax assets)	¥ 153,522,838		¥ 168,087,171
Revenue	290,987,942	$ 42,189,286	298,885,350	¥ 203,993,079
PRC Government
Disclosure of geographical areas [line items]
Revenue	53,183,000		65,128,000	54,955,000
Mainland China
Disclosure of geographical areas [line items]
Non-current assets (excluding financial assets and deferred tax assets)	150,927,698		165,459,440
Revenue	277,551,864		285,593,071	195,052,913
Outside of Mainland China
Disclosure of geographical areas [line items]
Non-current assets (excluding financial assets and deferred tax assets)	2,595,140		2,627,731
Revenue	¥ 13,436,078		¥ 13,292,279	¥ 8,940,166